Note 19 - Parent Company (Details) - Condensed Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 20,926	$ 33,568
Investment securities available for sale	157,143	194,472
Other assets	11,716	8,051
TOTAL ASSETS	647,090	670,288
LIABILITIES
Short-term borrowings	10,809	6,538	7,392
TOTAL LIABILITIES	593,617	614,851
STOCKHOLDERS' EQUITY	53,473	55,437	47,253	38,022
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	647,090	670,288
Non-Bank Subsidiary [Member] | Parent Company [Member]
ASSETS
Investment in subsidiaries	2,560	2,664
Subsidiary Banks [Member] | Parent Company [Member]
ASSETS
Investment in subsidiaries	59,951	62,002
Parent Company [Member]
ASSETS
Cash and due from banks	797	1,740
Investment securities available for sale	750	751
Other assets	1,615	1,453
TOTAL ASSETS	65,673	68,610
LIABILITIES
Trust preferred securities	8,248	8,248
Short-term borrowings	3,895	4,896
Other liabilities	57	29
TOTAL LIABILITIES	12,200	13,173
STOCKHOLDERS' EQUITY	53,473	55,437
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 65,673	$ 68,610